Contract Assets, Net - Schedule of Contract Assets, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Contract Assets, Net [Abstract]
Contract assets	$ 604,423	$ 225,610	$ 66,319
Less: allowance for expected credit loss	(8,553)	(2,193)	$ (469)
Contract assets, net	$ 595,870	$ 223,417